Discontinued operations - Summary of Market Risk Concentrations in Shares Relating to Discontinued Operations (Detail) - Discontinued operations [member]	Dec. 31, 2022 shares
Financial assets impaired [member]
Disclosure Of Market Risk Relating to Discontinued Operations [Line Items]
Market risk concentrations – shares	17
Financial assets impaired [member] | Funds [member]
Disclosure Of Market Risk Relating to Discontinued Operations [Line Items]
Market risk concentrations – shares	17
The Netherlands [member]
Disclosure Of Market Risk Relating to Discontinued Operations [Line Items]
Market risk concentrations – shares	1,411
The Netherlands [member] | Financials [member]
Disclosure Of Market Risk Relating to Discontinued Operations [Line Items]
Market risk concentrations – shares	4
The Netherlands [member] | Funds [member]
Disclosure Of Market Risk Relating to Discontinued Operations [Line Items]
Market risk concentrations – shares	1,406